American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
February 28, 2021

Non-U.S. Intrinsic Value - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Belgium — 0.4%
Ontex Group NV(1)	268,061	2,754,914
Brazil — 0.5%
Banco Bradesco SA	826,527	3,024,886
China — 1.7%
PetroChina Co. Ltd., H Shares	29,164,000	10,385,812
France — 17.4%
Atos SE(1)	119,907	9,316,992
BNP Paribas SA(1)	423,108	25,140,659
Publicis Groupe SA	276,925	16,213,077
Sanofi	242,249	22,174,618
Sanofi, ADR	93,360	4,284,290
Societe Generale SA(1)	308,139	7,630,030
TOTAL SE	426,091	19,739,077
		104,498,743
Germany — 7.9%
Bayerische Motoren Werke AG	149,356	12,868,476
Commerzbank AG(1)	1,644,092	10,784,815
Daimler AG	298,450	23,831,390
		47,484,681
Italy — 3.9%
Eni SpA	1,242,719	14,202,285
Saras SpA(1)	5,709,072	4,446,911
UniCredit SpA(1)	461,926	4,760,344
		23,409,540
Japan — 20.3%
Alfresa Holdings Corp.	409,500	7,987,082
Haseko Corp.	429,000	5,332,227
Hazama Ando Corp.	366,400	2,785,240
Mitsubishi UFJ Financial Group, Inc.	3,871,400	20,494,010
Mizuho Financial Group, Inc.	1,039,900	15,420,838
Nippon Television Holdings, Inc.	696,200	9,286,790
Nissan Motor Co. Ltd.(1)	2,850,400	15,554,649
Sumitomo Mitsui Financial Group, Inc.	386,400	13,695,827
Sumitomo Rubber Industries Ltd.	482,800	5,430,583
Takeda Pharmaceutical Co. Ltd.	530,700	17,740,692
Token Corp.	34,000	2,666,472
TV Asahi Holdings Corp.	193,108	3,733,552
Yamazen Corp.	206,200	1,853,009
		121,980,971
Mexico — 2.1%
Fibra Uno Administracion SA de CV	10,970,714	12,459,451
Netherlands — 1.8%
Aegon NV	1,726,548	8,238,240
Randstad NV(1)	41,250	2,746,379
		10,984,619
Russia — 6.9%
Gazprom PJSC, ADR	129,888	750,379
Gazprom PJSC	3,667,763	10,752,657

MMC Norilsk Nickel PJSC	43,300	13,542,918
Surgutneftegas PJSC, Preference Shares	31,071,915	16,395,487
		41,441,441
South Korea — 3.8%
Hyundai Mobis Co. Ltd.	53,125	14,261,588
Hyundai Motor Co.	40,889	8,608,889
		22,870,477
Spain — 3.2%
Atresmedia Corp. de Medios de Comunicacion SA(1)	569,054	2,364,987
Banco Bilbao Vizcaya Argentaria SA	2,195,301	12,181,977
Indra Sistemas SA(1)	580,108	5,089,910
		19,636,874
Switzerland — 6.8%
Credit Suisse Group AG	1,720,362	24,752,683
Novartis AG	138,475	11,900,824
UBS Group AG	292,853	4,526,875
		41,180,382
United Kingdom — 20.9%
Babcock International Group plc(1)	2,657,367	9,558,901
BAE Systems plc	1,748,275	11,782,896
Barclays plc	11,474,556	25,504,291
BT Group plc(1)	1,916,502	3,298,039
Capita plc(1)	4,694,107	2,949,967
GlaxoSmithKline plc	1,664,330	27,605,785
Kingfisher plc(1)	3,052,657	11,284,673
Standard Chartered plc (London)(1)	738,016	4,732,809
Taylor Wimpey plc(1)	4,093,638	8,987,819
WPP plc	1,674,139	19,859,037
		125,564,217
TOTAL COMMON STOCKS (Cost $528,883,305)		587,677,008
EXCHANGE-TRADED FUNDS — 2.2%
iShares MSCI EAFE Value ETF (Cost $11,112,386)	264,727	13,035,158
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $539,995,691)		600,712,166
OTHER ASSETS AND LIABILITIES — 0.2%		1,034,222
TOTAL NET ASSETS — 100.0%		$601,746,388

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	30.1%
Consumer Discretionary	18.1%
Health Care	15.3%
Energy	12.7%
Communication Services	9.0%
Industrials	4.8%
Information Technology	2.8%
Materials	2.3%
Real Estate	2.1%
Consumer Staples	0.4%
Exchange-Traded Funds	2.2%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,284,290	583,392,718	—
Exchange-Traded Funds	13,035,158	—	—
	17,319,448	583,392,718	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.